Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2012	2013
Buildings	$26,812,029	$27,961,937
Computers and office equipment	11,260,671	12,188,023
Leasehold improvements	2,052,740	2,780,058
Vehicles	925,015	916,226
Information Technology equipment	834,880	845,512
Machinery	608,700	640,580

	$42,494,035	$45,332,336
Less: accumulated depreciation and amortization	(13,503,222)	(16,286,927)

	$28,990,813	$29,045,409
Construction in progress	11,559	709,673

	$29,002,372	$29,755,082